Warrants - Schedule of Warrant Activity (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Aug. 11, 2023	Aug. 10, 2023
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance (in shares)	14,215,112	14,266,605	14,266,605	15,819,000
Warrants outstanding, ending balance (in shares)	14,215,112	14,215,112	14,266,605	14,266,605
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance (in shares)	8,281,779		8,333,272
Warrants outstanding, ending balance (in shares)	8,281,779	8,281,779		8,333,272
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance (in shares)	5,933,333		5,933,333
Warrants outstanding, ending balance (in shares)	5,933,333	5,933,333		5,933,333